FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Derivative assets	$ 75
Total financial assets	75
Liabilities:
Contingent consideration in connection to the acquisitions	63,550	$ 31,859
Total financial liabilities		31,859
Level 1 [Member]
Assets:
Derivative assets	0
Total financial assets	0
Liabilities:
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	0	0
Level 2 [Member]
Assets:
Derivative assets	75
Total financial assets	75
Liabilities:
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	0	0
Level 3 [Member]
Assets:
Derivative assets	0
Total financial assets	0
Liabilities:
Contingent consideration in connection to the acquisitions	63,550	31,859
Total financial liabilities	$ 63,550	$ 31,859